Summary of Reconciliation of Statement of Cash Flows (Detail) - BRL (R$) R$ in Thousands		9 Months Ended		12 Months Ended
	Jan. 01, 2015	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net loss for the year		R$ 29,064,294	R$ (976,710)	R$ (4,027,661)	R$ (15,679,742)	R$ (10,794,183)
Discontinued operations, net of tax						867,139
Adjustments to reconcile net income to cash provided by operating activities
Charges, interest income, and inflation adjustment		2,505,939	(1,064,603)	(1,115,823)	(5,342,872)	6,408,711
Provision for contingencies	R$ 493,000	11,339	656,280	143,517	1,056,410	1,542,831
Other non-cash items						190,807
Other						245,682
Cash flows provided by (used in) operating activities-continuing operations				4,401,758	3,100,320	(1,539,013)
Cash flows from operating activities-discontinued operations						485,342
Net cash generated (used) by operating activities		2,251,935	3,874,512	4,401,758	3,100,320	(1,053,671)
Net cash (used) generated by in investing activities		(3,703,022)	(3,227,222)	(4,421,656)	(3,917,416)	12,543,019
Net cash used in financing activities		(362,288)	(609,349)	(691,775)	(6,119,217)	(2,356,686)
Foreign exchange differences on cash equivalents						3,316,195
Net (decrease) increase in cash and cash equivalents						12,448,857
Cash and cash equivalents beginning of year		6,862,684	R$ 7,563,251	7,563,251	14,898,063	2,449,206
Cash and cash equivalents end of year	2,449,206	R$ 5,069,121		R$ 6,862,684	7,563,251	14,898,063
Scenario, Previously Reported
Net loss for the year						(9,572,036)
Discontinued operations, net of tax						867,139
Adjustments to reconcile net income to cash provided by operating activities
Charges, interest income, and inflation adjustment						6,442,647
Provision for contingencies						566,616
Other non-cash items						(89,060)
Other						245,682
Cash flows provided by (used in) operating activities-continuing operations						(1,539,013)
Cash flows from operating activities-discontinued operations						485,342
Net cash generated (used) by operating activities						(1,053,671)
Net cash (used) generated by in investing activities						12,543,019
Net cash used in financing activities						(2,356,686)
Foreign exchange differences on cash equivalents						3,316,195
Net (decrease) increase in cash and cash equivalents						12,448,857
Cash and cash equivalents beginning of year					R$ 14,898,063	2,449,206
Cash and cash equivalents end of year	R$ 2,449,206					14,898,063
Restatement Adjustment
Net loss for the year						(1,222,147)
Adjustments to reconcile net income to cash provided by operating activities
Charges, interest income, and inflation adjustment						(33,936)
Provision for contingencies						976,215
Other non-cash items						R$ 279,867